Share-based Compensation Expenses - Narratives (Details) ¥ in Thousands	1 Months Ended			12 Months Ended
	Apr. 30, 2023 shares	Apr. 30, 2014 shares	Dec. 31, 2012 shares	Dec. 31, 2024 CNY (¥) M shares	Dec. 31, 2024 CNY (¥) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 $ / shares
Share-based Compensation Expenses
Outstanding options, number of shares				35,081,495	35,081,495	35,268,120	35,268,120
Total intrinsic value of options exercised | ¥				¥ 148		¥ 117		¥ 458
Granted (in dollars per share) | $ / shares					$ 0		$ 0.27		$ 0.15
Total fair value of share options vested | ¥				¥ 21,888		5,172		2,371
Granted (in shares)				0
Employee Stock Option
Share-based Compensation Expenses
Unrecognized compensation expense | ¥				¥ 10,558	$ 10,558
Recognition period for unrecognized compensation cost (in years)				1 year 10 months 9 days
Restricted shares
Share-based Compensation Expenses
Total fair value of share other than options vested | ¥				¥ 290		¥ 408		¥ 136
Unrecognized compensation expense other than options | ¥				¥ 115	$ 115
Recognition period for unrecognized compensation cost (in years)				1 year 4 months 6 days
2008 Plan
Share-based Compensation Expenses
Number of additional shares authorized (in shares)			18,375,140
2008 Plan | Minimum
Share-based Compensation Expenses
Contractual term (in years)				6 years
2008 Plan | Maximum
Share-based Compensation Expenses
Contractual term (in years)				10 years
2014 Plan
Share-based Compensation Expenses
Threshold percentage of ordinary shares reserved under the Plan		1.00%
Percentage of outstanding stock maximum		5.00%
Contractual term (in years)				10 years
2014 Plan | Class A ordinary shares
Share-based Compensation Expenses
Number of additional shares authorized (in shares)	17,542,440
Maximum number of shares authorized (in shares)	59,506,703	41,964,263
Both 2008 and 2014 Plan
Share-based Compensation Expenses
Vesting period (in years)				4 years
Percentage of vesting of award				0.25%
Number of equal monthly installments for remaining vest | M				36
Outstanding options, number of shares				32,593,130	32,593,130
Both 2008 and 2014 Plan | Restricted shares
Share-based Compensation Expenses
Outstanding shares other than option				63,843	63,843